UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2010 Date of Reporting Period: 06/30/2009

Item 1. Schedule of Investments.

Nicholas Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2009

		VALUE
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COMMON STOCKS - 93.53%
	Consumer Discretionary - Auto & Components - 1.02%
575,100	Johnson Controls, Inc.	$ 12,491,172
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	Consumer Discretionary - Durables & Apparel - 1.82%
600,000	Fortune Brands, Inc.	20,844,000
100,000	Mattel, Inc.	1,605,000
		--------------
		22,449,000
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	Consumer Discretionary - Hotels, Restaurants & Leisure - 3.39%
1,250,000	Yum! Brands, Inc.	41,675,000
		--------------

	Consumer Discretionary - Retail - 8.77%
450,000	Jos. A. Bank Clothiers, Inc. *	15,507,000
650,000	Kohl's Corporation *	27,787,500
1,192,476	O'Reilly Automotive, Inc. *	45,409,486
726,160	Penske Automotive Group, Inc.	12,083,302
1,130,886	Sally Beauty Company, Inc. *	7,192,435
		--------------
		107,979,723
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	Consumer Discretionary - Services - 2.36%
932,868	DineEquity, Inc.	29,096,153
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	Consumer Staples - Food & Staple Retail - 3.46%
1,450,000	Walgreen Co.	42,630,000
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	Consumer Staples - Food, Beverage & Tobacco - 2.88%
300,000	Altria Group, Inc.	4,917,000
700,000	Philip Morris International Inc.	30,534,000
		--------------
		35,451,000
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	Energy - 12.17%
400,000	Apache Corporation	28,860,000
513,300	Bristow Group Inc. *	15,209,079
931,300	Inergy, L.P.	23,738,837
230,000	Kayne Anderson Energy Development Company	3,049,800
700,000	Kayne Anderson Energy Total Return Fund, Inc.	12,838,000
700,000	Kayne Anderson MLP Investment Company	15,365,000
1,124,382	Kinder Morgan Management, LLC *	50,788,333
		--------------
		149,849,049
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	Financials - Banks - 0.21%
544,126	Marshall & Ilsley Corporation	2,611,805
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	Financials - Diversified - 6.04%
900,000	Affiliated Managers Group, Inc. *	52,371,000
1,044,785	Leucadia National Corporation	22,034,515
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		74,405,515
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	Financials - Insurance - 5.18%
450	Berkshire Hathaway Inc. - Class A *	40,500,000
850,000	Loews Corporation	23,290,000
		--------------
		63,790,000
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	Financials - Real Estate - 0.38%
1,165,550	Cohen & Steers Quality Income Realty Fund, Inc.	4,685,511
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	Health Care - Equipment - 5.77%
280,000	Alcon, Inc.	32,513,600
507,500	Covidien plc	19,000,800
475,000	St. Jude Medical, Inc. *	19,522,500
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		71,036,900
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	Health Care - Pharmaceuticals & Biotechnology - 7.89%
278,000	Charles River Laboratories International, Inc.	9,382,500
550,000	Gilead Sciences, Inc. *	25,762,000
325,400	Mettler-Toledo International Inc. *	25,104,610
905,688	Thermo Fisher Scientific Inc. *	36,924,900
		--------------
		97,174,010
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	Health Care - Services - 5.41%
850,000	DaVita, Inc. *	42,041,000
920,000	VCA Antech, Inc. *	24,564,000

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		66,605,000
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	Industrials - Capital Goods - 8.80%
950,000	Chicago Bridge & Iron Company N.V.	11,780,000
236,100	Curtiss-Wright Corporation	7,019,253
300,000	Fastenal Company	9,951,000
2,083,300	Oshkosh Corporation *	30,291,182
425,000	W.W. Grainger, Inc.	34,799,000
733,695	Woodward Governor Company	14,527,161
		--------------
		108,367,596
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	Industrials - Commercial Services & Supplies - 3.41%
756,500	Copart, Inc. *	26,227,855
200,000	Duff & Phelps Corporation - Class A	3,556,000
500,000	Republic Services, Inc.	12,205,000
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		41,988,855
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	Information Technology - Software & Services - 5.62%
785,000	Fiserv, Inc. *	35,874,500
600,000	Hewitt Associates, Inc. *	17,868,000
608,800	Solera Holdings, Inc. *	15,463,520
		--------------
		69,206,020
		--------------
	Materials - 7.18%
450,000	Airgas, Inc.	18,238,500
350,000	AptarGroup, Inc.	11,819,500
1,000,000	Bemis Company, Inc.	25,200,000
300,000	RPM International, Inc.	4,212,000
653,400	Stepan Company	28,854,144
		--------------
		88,324,144
		--------------
	Utilities - 1.77%
850,000	Allegheny Energy, Inc.	21,802,500
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	TOTAL COMMON STOCKS (Cost: $1,024,495,015)	1,151,618,953
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SHORT-TERM INVESTMENTS - 5.76%
	Commercial Paper - 5.62%
$3,135,000	Kellogg Company 07/01/09, 0.38%	3,135,000
2,065,000	Stanley Works (The) 07/01/09, 0.30%	2,065,000
2,165,000	Stanley Works (The) 07/02/09, 0.32%	2,164,981
2,010,000	PepsiAmericas, Inc. 07/06/09, 0.28%	2,009,922
1,281,000	PepsiAmericas, Inc. 07/06/09, 0.28%	1,280,950
3,500,000	Clorox Company (The) 07/07/09, 0.50%	3,499,708
3,000,000	Vulcan Materials Company 07/07/09, 0.55%	2,999,725
3,000,000	Kellogg Company 07/08/09, 0.40%	2,999,767
975,000	XTO Energy Inc. 07/08/09, 0.55%	974,896
5,000,000	Clorox Company (The) 07/09/09, 0.55%	4,999,389
3,000,000	Clorox Company (The) 07/13/09, 0.50%	2,999,500
5,000,000	PepsiAmericas, Inc. 07/13/09, 0.30%	4,999,500
3,565,000	Clorox Company (The) 07/14/09, 0.40%	3,564,485
2,610,000	General Mills, Inc. 07/14/09, 0.40%	2,609,623
4,000,000	ITT Corporation 07/15/09, 1.20%	3,998,133
3,321,000	PPG Industries, Inc. 07/15/09, 0.40%	3,320,483
4,000,000	Wisconsin Energy Corporation 07/17/09, 0.45%	3,999,200
865,000	Wisconsin Energy Corporation 07/17/09, 0.45%	864,827
942,000	General Mills, Inc. 07/20/09, 0.40%	941,801
3,500,000	XTO Energy Inc. 07/20/09, 0.55%	3,498,984
4,000,000	Clorox Company (The) 07/22/09, 0.45%	3,998,950
1,710,000	Clorox Company (The) 07/22/09, 0.45%	1,709,551
2,445,000	Wisconsin Energy Corporation 07/24/09, 0.40%	2,444,375
2,540,000	Wisconsin Energy Corporation 07/24/09, 0.45%	2,539,270
1,520,000	Wisconsin Energy Corporation 07/31/09, 0.40%	1,519,493
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		69,137,513
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	Variable Rate Security - 0.15%
1,828,526	American Family Financial Services, Inc. 07/01/09, 0.10%	1,828,526
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	TOTAL SHORT-TERM INVESTMENTS (Cost: $70,966,039)	70,966,039
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TOTAL SECURITY HOLDINGS - 99.29%		1,222,584,992
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OTHER ASSETS, NET OF LIABILITIES - 0.71%		8,681,567
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TOTAL NET ASSETS		$1,231,266,559
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% OF NET ASSETS

* NON-INCOME PRODUCING

As of June 30, 2009, investment cost for federal tax purposes was $1,094,709,080 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 288,576,934
Unrealized depreciation	(160,701,022)
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Net unrealized appreciation	$ 127,875,912
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,151,618,953
Level 2 - Other Significant Observable Inputs	70,996,039
Level 3 - Significant Unobservable Inputs	--
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Total	$1,222,584,992
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/05/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/05/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/05/2009